Note 3 - Other Comprehensive (Loss) Income - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross unrealized (losses) gains arising during the period, before tax	$ (3,979)	$ 1,714
Gross unrealized (losses) gains arising during the period, tax	(1,114)	478
Gross unrealized (losses) gains arising during the period, net of tax	(2,865)	1,236
Other comprehensive income (loss), before tax	(3,979)	1,714
Other comprehensive income (loss), tax	(1,114)	478
Other comprehensive income (loss), net of tax	$ (2,865)	$ 1,236